Employee Benefits - Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [abstract]
Equity instruments	₩ 17,886	₩ 10,386
Debt instruments	696,583	1,013,716
Deposits	1,614,796	1,159,455
Others	68,452	71,592
Fair value of plan assets	₩ 2,397,717	₩ 2,255,149